Variable Interest Entity - Additional Information (Details) - VIE	Jul. 12, 2017
Jivi [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest Owned	19.00%
Wangbo [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest Owned	51.00%
Service fee (percentage)	95.00%
Third Party [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest Owned	30.00%